SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases
2026	$ 443
2027	426
2028	407
2029	399
2030	100
Total future lease payments	1,775
Less imputed interest	(263)
Total lease liability balance	$ 1,512